SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION (Tables)	12 Months Ended
Dec. 31, 2023
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
Schedule of supplemental cash flow disclosures

	Year Ended December 31,
	2023	2022	2021
Income taxes paid (refunds received)	509	410	307
Interest paid	265	168	114
Interest received	1,311	403	10

Non-cash transactions:

	Year Ended December 31,
	2023	2022	2021
Financing lease obligations incurred	358	162	233
Operating lease obligations incurred	1,098	1,162	674

Cash paid for amounts included in the measurement of lease liabilities:

	Year Ended December 31,
	2023	2022	2021
Operating cash flow used in operating leases	1,009	900	916
Operating cash flow used in finance leases	7	12	18
Financing cash flow used in finance leases	242	350	406